Impairment of Goodwill and Other Non-Current Assets - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) Segment	Dec. 31, 2019 RUB (₽)		Dec. 31, 2018 RUB (₽)		Dec. 31, 2017 RUB (₽)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	₽ 3,897	₽ 1,804	[1]	₽ 7,222	[1]
Carrying value of the property, plant and equipment and right-of-use assets	₽ 81,345	179,264		189,879		₽ 197,875
Percentage decrease in future planned revenue	3.00%
Reversal of impairment		2,611
Right-of-use assets	₽ 12,840	17,728		10,112
Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	3
Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	5
Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	2
Korshunov mining plant KMP [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	₽ 505	549		1,151
Carrying value of the property, plant and equipment and right-of-use assets						0
Right-of-use assets						₽ 0
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		727
Carrying value of the property, plant and equipment and right-of-use assets		702
Percentage decrease in sales prices	1.60%
Excess of recoverable amount over carrying amount	₽ 901
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in sales prices	1.30%
Excess of recoverable amount over carrying amount	₽ 2,889
Reversal of impairment		2,611
Izhstal [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PP&E and right-of-use assets				781
Carrying value of the property, plant and equipment and right-of-use assets		4,199		1,799
Reversal of impairment		2,611
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill written down				2,382
Impairment loss on goodwill				2,382
Impairment loss recognised in profit or loss				337
Carrying value of the property, plant and equipment and right-of-use assets				₽ 1,889
Percentage decrease in sales prices	0.20%
Excess of recoverable amount over carrying amount	₽ 117
Percentage increase in discount rate	0.50%
Percentage decrease in growth rate	0.60%
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in sales prices	3.30%
Excess of recoverable amount over carrying amount	₽ 12,101
Percentage increase in discount rate	2.10%
Yakutugol [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	₽ 3,324	3,139
Additional Impairment of goodwill	3,606
Goodwill	₽ 6,935	₽ 10,259
Percentage increase in discount rate	1.00%
Additional impairment of goodwill	₽ 1,481
Additional impairment of goodwill	₽ 1,329
Percentage decrease in annual production volumes	20.00%
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	2.70%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	3.90%

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).